SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES AT STATUTORY RATE (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Statutory tax rate	34.59%	30.62%	33.58%
Permanent differences	10.47%	2.91%	(12.98%)
Change in tax rate	14.50%	(4.94%)
Valuation allowance	(57.56%)	(28.59%)	(20.60%)
Other	(2.00%)
Effective tax rate	0.00%	0.00%	0.00%